Equity (Summary of RSUs activity) (Details) - Restricted Stock Units (RSUs) [Member]	9 Months Ended
Sep. 30, 2017 $ / shares shares
Number of RSUs
Unvested RSUs outstanding, beginning | shares	267,756
Granted | shares	267,014
Forfeited | shares	(111,299)
Vested | shares	(80,233)
Unvested RSUs outstanding, ending | shares	343,238
Weighted Average Grant Date Fair Value
Unvested RSUs outstanding, beginning | $ / shares	$ 81.35
Granted | $ / shares	20.12
Forfeited | $ / shares	75.54
Vested | $ / shares	55.22
Unvested RSUs outstanding, ending | $ / shares	$ 41.71